UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-22277

American Funds Money Market Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

American Funds Money Market FundSM
Investment portfolio

December 31, 2009
 unaudited

Short-term securities — 100.18%	Yield at acquisition	Principal amount (000)	Value (000)

FEDERAL AGENCY DISCOUNT NOTES — 63.45%
Freddie Mac 1/4/2010	0.22%	$100,000	$99,999
Freddie Mac 1/11/2010	0.16	194,861	194,857
Freddie Mac 1/12/2010	0.17	100,000	99,997
Freddie Mac 1/19/2010	0.08	211,200	211,194
Freddie Mac 1/20/2010	0.15	15,000	15,000
Freddie Mac 1/21/2010	0.15	123,250	123,247
Freddie Mac 1/25/2010	0.30	149,500	149,494
Freddie Mac 1/26/2010	0.16	544,125	544,100
Freddie Mac 1/27/2010	0.16	85,290	85,286
Freddie Mac 1/28/2010	0.17	82,100	82,096
Freddie Mac 2/1/2010	0.24	109,000	108,993
Freddie Mac 2/2/2010	0.35	211,300	211,285
Freddie Mac 2/3/2010	0.39	78,000	77,994
Freddie Mac 2/8/2010	0.19	469,350	469,320
Freddie Mac 2/16/2010	0.05	128,400	128,392
Freddie Mac 2/17/2010	0.03	250,000	249,990
Freddie Mac 2/18/2010	0.05	115,432	115,424
Freddie Mac 2/19/2010	0.06	357,500	357,470
Freddie Mac 2/22/2010	0.17	148,000	147,985
Freddie Mac 2/23/2010	0.07	248,281	248,259
Freddie Mac 2/26/2010	0.16	29,300	29,297
Freddie Mac 3/1/2010	0.07	147,569	147,552
Freddie Mac 3/2/2010	0.18	115,000	114,992
Freddie Mac 3/8/2010	0.09	25,000	24,998
Freddie Mac 3/9/2010	0.34	70,000	69,994
Freddie Mac 3/16/2010	0.11	93,000	92,989
Freddie Mac 3/17/2010	0.11	150,000	149,980
Freddie Mac 3/22/2010	0.20	126,800	126,782
Freddie Mac 3/23/2010	0.21	7,500	7,499
Freddie Mac 3/24/2010	0.15	175,000	174,974
Freddie Mac 3/30/2010	0.22	217,916	217,877
Freddie Mac 4/1/2010	0.17	110,218	110,197
Freddie Mac 4/6/2010	0.12	75,000	74,983
Freddie Mac 4/13/2010	0.11	47,500	47,486
Freddie Mac 4/19/2010	0.14	50,000	49,983
Freddie Mac 5/10/2010	0.19	100,000	99,945
Freddie Mac 5/11/2010	0.17	100,000	99,944
Freddie Mac 5/17/2010	0.18	17,940	17,929
Freddie Mac 5/25/2010	0.45	50,000	49,964
Freddie Mac 6/1/2010	0.20	53,258	53,216
Freddie Mac 6/21/2010	0.33	200,000	199,800
Freddie Mac 6/22/2010	0.25	25,000	24,974
Freddie Mac 6/23/2010	0.34	50,000	49,948
Federal Home Loan Bank 1/6/2010	0.22	101,600	101,599
Federal Home Loan Bank 1/7/2010	0.07	150,000	149,998
Federal Home Loan Bank 1/8/2010	0.08	385,015	385,010
Federal Home Loan Bank 1/12/2010	0.09	50,000	49,999
Federal Home Loan Bank 1/13/2010	0.17	17,400	17,400
Federal Home Loan Bank 1/19/2010	0.15	88,800	88,797
Federal Home Loan Bank 1/22/2010	0.10	55,337	55,336
Federal Home Loan Bank 1/25/2010	0.17	100,000	99,996
Federal Home Loan Bank 1/26/2010	0.17	51,850	51,848
Federal Home Loan Bank 1/27/2010	0.15	246,200	246,188
Federal Home Loan Bank 1/29/2010	0.15	135,250	135,243
Federal Home Loan Bank 2/1/2010	0.23	110,000	109,992
Federal Home Loan Bank 2/3/2010	0.11	158,650	158,638
Federal Home Loan Bank 2/5/2010	0.08	411,470	411,439
Federal Home Loan Bank 2/10/2010	0.05	50,000	49,997
Federal Home Loan Bank 2/12/2010	0.18	250,000	249,988
Federal Home Loan Bank 2/17/2010	0.08	268,110	268,093
Federal Home Loan Bank 2/19/2010	0.07	815,000	814,941
Federal Home Loan Bank 2/23/2010	0.05	50,200	50,196
Federal Home Loan Bank 2/24/2010	0.06	107,672	107,662
Federal Home Loan Bank 2/25/2010	0.04	150,000	149,987
Federal Home Loan Bank 3/5/2010	0.08	267,068	267,047
Federal Home Loan Bank 3/11/2010	0.07	200,000	199,980
Federal Home Loan Bank 3/17/2010	0.09	100,000	99,987
Federal Home Loan Bank 3/19/2010	0.11	145,700	145,681
Federal Home Loan Bank 3/24/2010	0.11	50,000	49,992
Fannie Mae 1/4/2010	0.14	62,600	62,600
Fannie Mae 1/5/2010	0.18	100,000	99,999
Fannie Mae 1/6/2010	0.13	176,404	176,402
Fannie Mae 1/13/2010	0.14	34,800	34,799
Fannie Mae 1/14/2010	0.03	82,112	82,111
Fannie Mae 1/15/2010	0.24	69,400	69,398
Fannie Mae 1/19/2010	0.22	267,800	267,793
Fannie Mae 1/22/2010	0.05	200,000	199,994
Fannie Mae 1/27/2010	0.21	40,757	40,755
Fannie Mae 2/1/2010	0.06	602,700	602,664
Fannie Mae 2/3/2010	0.15	451,900	451,867
Fannie Mae 2/4/2010	0.05	20,000	19,999
Fannie Mae 2/5/2010	0.07	50,000	49,996
Fannie Mae 2/8/2010	0.18	61,300	61,296
Fannie Mae 2/10/2010	0.12	315,429	315,416
Fannie Mae 2/11/2010	0.07	100,000	99,996
Fannie Mae 2/16/2010	0.06	80,500	80,495
Fannie Mae 2/17/2010	0.05	23,500	23,498
Fannie Mae 2/22/2010	0.05	50,000	49,995
Fannie Mae 2/24/2010	0.08	396,402	396,367
Fannie Mae 3/1/2010	0.07	61,000	60,993
Fannie Mae 3/3/2010	0.08	400,000	399,972
Fannie Mae 3/10/2010	0.11	130,300	130,287
Fannie Mae 3/16/2010	0.11	100,000	99,988
Fannie Mae 3/24/2010	0.10	97,600	97,585
Fannie Mae 3/31/2010	0.17	76,000	75,986
Fannie Mae 4/28/2010	0.14	30,000	29,987
Fannie Mae 5/3/2010	0.14	75,000	74,965
Fannie Mae 5/10/2010	0.16	75,000	74,959
Fannie Mae 10/1/2010	0.18	50,000	49,899
Federal Farm Credit Banks 1/12/2010	0.24	50,000	49,999
Federal Farm Credit Banks 3/3/2010	0.18	25,000	24,998
Federal Farm Credit Banks 3/22/2010	0.14	25,000	24,996
Federal Farm Credit Banks 5/27/2010	0.17	12,000	11,992
Federal Farm Credit Banks 6/15/2010	0.20	75,000	74,931
Federal Farm Credit Banks 8/16/2010	0.28	25,000	24,963
Tennessee Valley Authority 1/7/2010	0.05	154,507	154,506
			14,917,165

U.S. TREASURIES — 23.28%
U.S. Treasury Bill 1/7/2010	0.18	200,000	199,999
U.S. Treasury Bill 1/14/2010	0.19	275,000	274,998
U.S. Treasury Bill 1/21/2010	0.14	200,000	200,000
U.S. Treasury Bill 1/28/2010	0.12	525,600	525,600
U.S. Treasury Bill 2/4/2010	0.12	500,000	499,994
U.S. Treasury Bill 2/18/2010	0.10	400,000	399,997
U.S. Treasury Bill 2/25/2010	0.14	129,500	129,494
U.S. Treasury Bill 3/4/2010	0.10	50,000	49,995
U.S. Treasury Bill 3/11/2010	0.09	250,000	249,983
U.S. Treasury Bill 3/18/2010	0.09	150,000	149,991
U.S. Treasury Bill 3/25/2010	0.13	100,000	99,991
U.S. Treasury Bill 4/1/2010	0.17	100,000	99,987
U.S. Treasury Bill 4/8/2010	0.17	44,300	44,290
U.S. Treasury Bill 4/15/2010	0.09	150,000	149,970
U.S. Treasury Bill 4/22/2010	0.08	150,000	149,972
U.S. Treasury Bill 4/29/2010	0.10	200,000	199,950
U.S. Treasury Bill 5/13/2010	0.15	100,000	99,946
U.S. Treasury Bill 5/20/2010	0.12	300,000	299,853
U.S. Treasury Bill 5/27/2010	0.14	700,250	699,830
U.S. Treasury Bill 6/3/2010	0.17	250,000	249,828
U.S. Treasury Bill 6/10/2010	0.11	137,000	136,899
U.S. Treasury Bill 6/17/2010	0.11	362,200	361,899
U.S. Treasury Bill 7/1/2010	0.20	200,000	199,814
			5,472,280

COMMERCIAL PAPER — 9.48%
Straight-A Funding LLC 1/6/20101	0.20	50,000	49,999
Straight-A Funding LLC 1/11/20101	0.18	50,049	50,046
Straight-A Funding LLC 1/12/20101	0.15	39,261	39,259
Straight-A Funding LLC 1/13/20101	0.16	100,000	99,994
Straight-A Funding LLC 1/13/20101	0.15	50,000	49,997
Straight-A Funding LLC 1/15/20101	0.21	41,285	41,282
Straight-A Funding LLC 1/25/20101	0.14	86,000	85,992
Straight-A Funding LLC 2/3/20101	0.20	50,000	49,993
Straight-A Funding LLC 2/11/20101	0.16	61,822	61,810
Straight-A Funding LLC 2/16/20101	0.19	25,000	24,994
Caisse d’Amortissement de la Dette Sociale 1/5/2010	0.14	140,000	139,996
Caisse d’Amortissement de la Dette Sociale 1/25/2010	0.17	50,000	49,992
Caisse d’Amortissement de la Dette Sociale 2/1/2010	0.17	75,000	74,987
Société de Prise de Participation de l’Etat due 2/23/20101	0.10	147,000	146,958
Société de Prise de Participation de l’Etat due 3/2/20101	0.17	50,000	49,984
KfW 1/14/20101	0.17	38,000	37,997
KfW 1/19/20101	0.09	50,000	49,995
KfW 1/20/20101	0.12	87,315	87,307
KfW 1/21/20101	0.14	8,700	8,699
KfW 1/25/20101	0.11	10,600	10,599
KfW 1/28/20101	0.11	90,000	89,988
KfW 2/5/20101	0.06	35,000	34,995
KfW 2/12/20101	0.11	50,000	49,989
KfW 3/5/20101	0.05	45,385	45,373
Québec (Province of) 1/7/20101	0.09	29,500	29,499
Québec (Province of) 1/11/20101	0.27	25,000	24,998
Québec (Province of) 1/12/20101	0.11	50,000	49,998
Québec (Province of) 1/15/20101	0.11	70,466	70,463
Québec (Province of) 1/21/20101	0.11	95,000	94,994
Québec (Province of) 3/2/20101	0.11	40,000	39,987
Québec (Province of) 3/23/20101	0.12	35,000	34,984
Denmark (Kingdom of) 1/4/2010	0.11	50,000	49,999
Denmark (Kingdom of) 1/5/2010	0.10	40,000	39,999
Denmark (Kingdom of) 2/2/2010	0.11	59,100	59,094
Denmark (Kingdom of) 2/10/2010	0.13	50,000	49,989
Canada Bill 2/11/2010	0.06	100,000	99,993
European Investment Bank 1/22/2010	0.07	75,000	74,997
British Columbia (Province of) 1/13/2010	0.22	19,100	19,099
British Columbia (Province of) 3/18/2010	0.10	35,805	35,793
Canadian Wheat Board 1/20/2010	0.06	25,000	24,999
			2,229,110

DISCOUNT NOTES — 3.97%
International Bank for Reconstruction and Development 1/4/2010	0.12	140,200	140,199
International Bank for Reconstruction and Development 1/5/2010	0.12	100,000	99,999
International Bank for Reconstruction and Development 1/11/2010	0.05	119,500	119,498
International Bank for Reconstruction and Development 1/12/2010	0.05	230,000	229,996
International Bank for Reconstruction and Development 2/8/2010	0.10	100,000	99,989
International Bank for Reconstruction and Development 2/16/2010	0.10	104,250	104,241
International Bank for Reconstruction and Development 2/26/2010	0.12	50,000	49,995
International Bank for Reconstruction and Development 3/5/2010	0.12	15,400	15,399
International Bank for Reconstruction and Development 3/15/2010	0.10	75,000	74,991
			934,307

Total investment securities (cost: $23,551,374,000)			23,552,862
Other assets less liabilities			(41,476)

Net assets			$23,511,386

1Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,510,173,000, which represented 6.42% of the net assets of the fund.

Security valuation

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

unaudited

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At December 31, 2009, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,560
Gross unrealized depreciation on investment securities	(72)
Net unrealized appreciation on investment securities	1,488
Cost of investment securities for federal income tax purposes	23,551,374

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-959-0210O-S22959

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: February 26, 2010

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: February 26, 2010